ACQUISITION OF SUBSIDIARIES - Narrative CPL Acquisition (Details) $ in Thousands, $ in Millions				3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2025 CAD ($)	Jun. 30, 2025	Mar. 31, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Oct. 31, 2025 CAD ($)	Oct. 01, 2025	Jul. 31, 2025 CAD ($)	Sep. 30, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Earn-out payment	$ 3,800					$ 3,800
Current contingent consideration	6,719					6,719				$ 0
Collective Project Limited ("CPL")
Disclosure of detailed information about business combination [line items]
Equity interest acquired			100.00%
Upfront cash payment			$ 6,000
Contingent consideration			17,090
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 172
Contingent consideration	8,815					8,815
Increase (decrease) in contingent consideration asset (liability)						8,190
Current contingent consideration	$ 6,925					$ 6,925
Collective Project Limited ("CPL") | First
Disclosure of detailed information about business combination [line items]
Milestone payment, cumulative sales threshold				$ 0.5
Milestone payment, payment period		30 days
First milestone payment									$ 2,000
Earnout payment, multiple of twelve months net revenue			2.5
Earnout payment, percentage due In Cash			50.00%
Earnout payment, percentage due in common shares			50.00%
Earnout payment, common shares price, number of days prior to settlement			5 days
Collective Project Limited ("CPL") | Second
Disclosure of detailed information about business combination [line items]
Milestone payment, cumulative sales threshold					$ 1.0
Milestone payment, payment period	30 days
Earnout payment, multiple of twelve months net revenue			2.5
Earnout payment, percentage due In Cash			50.00%
Earnout payment, percentage due in common shares			50.00%
Earnout payment, common shares price, number of days prior to settlement			5 days
Collective Project Limited ("CPL") | Major business combination
Disclosure of detailed information about business combination [line items]
Equity interest acquired								100.00%
Collective Project Limited ("CPL") | Major business combination | Second
Disclosure of detailed information about business combination [line items]
First milestone payment							$ 2,000
Collective Project Limited ("CPL") | Pro Forma
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 24,000